Note 2 - Basis for Preparation	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2
       Basis for preparation

i)

Statement of compliance

These unaudited condensed consolidated interim financial statements have been prepared in accordance with IAS
34
Interim Financial Reporting and do
not
include all the information required for full annual financial statements. Accordingly, certain information and disclosures normally included in the annual financial statements prepared in accordance with IFRS as issued by the IASB have been omitted or condensed. Selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the financial position and performance of the Group since the last annual consolidated financial statements as at and for the year ended
December 31, 2019

ii)

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for:

•	cash-settled share-based payment arrangements measured at fair value on grant and re-measurement dates; and

•	derivative financial assets measured at fair value.

iii)

Functional currency

These unaudited condensed consolidated interim financial statements are presented in United States dollars (“$” or “US Dollar” or “USD”), which is also the functional currency of the Company. All financial information presented in United States dollars have been rounded to the nearest thousand, unless indicated otherwise. Refer to note
11
for changes to the RTGS$ currency and the effect thereof on the statement of profit or loss and other comprehensive income.